Leases	12 Months Ended
Dec. 31, 2017
Leases
Leases

27 Leases

						Operating lease
	Finance lease contracts and hire purchase agreements					assets:
	Gross	Present value	Other	Future	Present	future minimum
Year in which receipt will occur	amounts	adjustments	movements	drawdowns	value	lease rentals
	£m	£m	£m	£m	£m	£m
2017
Within 1 year	3,164	(212)	(125)	(70)	2,757	129
After 1 year but within 5 years	4,686	(444)	(94)	—	4,148	257
After 5 years	2,062	(742)	(27)	—	1,293	21

Total	9,912	(1,398)	(246)	(70)	8,198	407

2016

Within 1 year	3,174	(230)	(54)	(27)	2,863	139
After 1 year but within 5 years	5,002	(518)	(113)	(68)	4,303	296
After 5 years	2,715	(951)	(26)	-	1,738	25

Total	10,891	(1,699)	(193)	(95)	8,904	460

Nature of operating lease assets on the balance sheet	2017	2016
	£m	£m
Transportation	283	391
Cars and light commercial vehicles	45	56
Other	271	278

	599	725

	2017	2016	2015
	£m	£m	£m
Amounts recognised as income and expense in continuing operations
Finance leases - contingent rental rebate	(34)	(76)	(81)
Operating leases - minimum rentals payable	221	239	239

Finance lease contracts and hire purchase agreements
Accumulated allowance for uncollectable minimum receivables	63	54	65

There were no amounts recognised as income and expense in discontinued operations  (2016 - nil; 2015 - £75 million) in relation to operating leases - minimum rentals payable.

Residual value exposures

The table below gives details of the unguaranteed residual values included in the carrying value of finance lease receivables and operating lease assets (refer to pages 287 and 288).

	2017					2016
	Year in which residual value will be recovered					Year in which residual value will be recovered
		After 1 year	After 2 years				After 1 year	After 2 years
	Within 1	but within	but within	After 5		Within 1	but within	but within	After 5
	year	2 years	5 years	years	Total	year	2 years	5 years	years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating leases
- transportation	29	22	69	17	137	24	60	128	21	233
- cars and light commercial vehicles	5	7	7	—	19	5	5	12	—	22
- other	21	24	30	9	84	30	19	32	6	87
Finance lease contracts	88	20	72	27	207	43	27	46	26	142
Hire purchase agreements	38	2	1	—	41	24	25	2	—	51
	181	75	179	53	488	126	136	220	53	535

Acting as a lessor, RBS provides asset finance to its customers. It purchases plant, equipment and intellectual property, renting them to customers under lease arrangements that, depending on their terms, qualify as either operating or finance leases.